CONTRACT ASSETS	12 Months Ended
Mar. 31, 2026
CONTRACT ASSETS

NOTE – 6 CONTRACT ASSETS

	As of March 31,
	2025	2026
	HKD	HKD

Project costs incurred	$57,000	$-

Contract assets capitalized relate to prepaid project costs such as subcontracting fee, royalty fee incurred in satisfying performance obligations of respective projects in the future. Contract assets are recognized as part of direct costs in the statements of operations in the year in which revenue from the related projects is recognized. There is no impairment for the years ended March 31, 2025 and 2026, respectively. The expected timing of recovery or settlement for contract assets is normally within one year. The decrease in contract assets as at March 31, 2026 was due to that the Group made more investments or co-organizer in different event projects rather than events made by the Group as organizer.